Share Capital (Stock Options) (Details)	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CAD shares	Dec. 31, 2016 USD ($) shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of options outstanding	9,511,636	9,511,636	10,237,362	10,237,362
Granted	578,490	578,490	1,620,000	1,620,000
Conversion shares	2,863,146	2,863,146	462,954	462,954
Exercised	(510,673)	(510,673)	(1,099,749)	(1,099,749)
Expired	(2,013,254)	(2,013,254)	(1,708,931)	(1,708,931)
Number of options outstanding	10,429,345	10,429,345	9,511,636	9,511,636
Weighted average exercise price of share options outstanding (CAD$) | CAD	CAD 10.87		CAD 12.15
Weighted average exercise price of share options granted (CAD$) | $		$ 9.62		$ 3.75
Weighted average exercise price of share options conversion of Carlisle options to Alamos (CAD$) | $		3.53		9.69
Weighted average exercise price of share options exercised (CAD$) | $		$ 6.23		$ 7.63
Weighted average exercise price of share options expired (CAD$) | CAD	16.42		13.56
Weighted average exercise price of share options outstanding (CAD$) | CAD	7.94		10.87
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (CAD$) | CAD	CAD 9.99		CAD 11.37